Schedule I - Condensed Financial Information of Parent Company (Tables) - Parent Company [Member]	12 Months Ended
May 31, 2018
Condensed Financial Information of Parent Company - Balance Sheets

Condensed Financial Information of Parent Company

Balance Sheets

(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of May 31,
	2017	2018
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	11,472	5,537
Term deposits	10,000	—
Prepaid expenses and other current assets	210	7,358

Total current assets	21,682	12,895
Amounts due from related parties	56,965	80,603
Deferred tax assets	—	1,170
Long-term investments	120,260	228,471
Investments in its subsidiaries and the VIEs	1,569,358	1,758,551

Total assets	1,768,265	2,081,690

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	3,675	1,021
Amounts due to related parties	83,642	89,080

Total current liabilities	87,317	90,101

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2017 and 2018; 158,379,387 shares issued as of May 31, 2017 and 2018; 157,687,444 and 158,319,910 shares outstanding as of May 31, 2017 and 2018, respectively)	1,584	1,584
Treasury stock	(7)	(1)
Additional paid-in capital	249,126	129,059
Retained earnings	1,391,084	1,616,061
Accumulated other comprehensive income	39,161	244,886

Total shareholders’ equity	1,680,948	1,991,589

Total liabilities and equity	1,768,265	2,081,690

Condensed Financial Information of Parent Company - Statements of Operations

Condensed Financial Information of Parent Company

Statements of Operations

(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Operating expenses
General and administrative	16,732	18,236	14,435

Total operating expenses	16,732	18,236	14,435

Operating loss	(16,732)	(18,236)	(14,435)
Interest income	1	122	16
Equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries and schools	241,615	292,571	310,549

Net income	224,884	274,457	296,130

Condensed Financial Information of Parent Company - Statements of Comprehensive Income

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Net income	224,884	274,457	296,130

Other comprehensive income, net of tax
Foreign currency translation adjustment	(72,193)	(46,331)	76,344
Unrealized gain on available-for-sale investment, net of tax effect of nil, nil and US$(1,170) for the years ended May 31, 2016, 2017 and 2018, respectively	35,636	22,544	129,381

Other comprehensive (loss)/ income	(36,557)	(23,787)	205,725

Comprehensive income attributable to New Oriental Education & Technology Group Inc.’s shareholders	188,327	250,670	501,855

Condensed Financial Information of Parent Company - Statements of Changes in Equity

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Changes in Equity

(All amounts in thousands, except for share and per share data, or otherwise noted)

	Common shares		Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Unrestricted shares	Amount
		US$	US$	US$	US$	US$	US$
Balance as of May 31, 2015	156,486,763	1,584	141,653	(19)	99,505	977,625	1,220,348

Reissuance of treasury stock for the exercises of employee share options	240,304	—	2,428	3	—	—	2,431
Reissuance of treasury stock for non-vested equity shares	712,330	—	(7)	7	—	—	—
Share-based compensation expenses	—	—	16,810	—	—	—	16,810
Dividend declared	—	—	—	—	—	(62,668)	(62,668)
Net income	—	—	—	—	—	224,884	224,884
Foreign currency translation adjustment	—	—	—	—	(72,193)	—	(72,193)
Unrealized gain on available-for-sale investments, net of tax effect of nil	—	—	—	—	35,636	—	35,636
Capital injection of non-controlling interests	—	—	39,579	—	—	—	39,579
Repurchase share from non-controlling interests	—	—	(255)	—	—	—	(255)
Equity restructure of a subsidiary	—	—	23,214	—	—	(23,214)	—

Balance as of May 31, 2016	157,439,397	1,584	223,422	(9)	62,948	1,116,627	1,404,572

Reissuance of treasury stock for the exercises of employee share options	48,047	—	256	—	—	—	256
Reissuance of treasury stock for non-vested equity shares	200,000	—	(2)	2	—	—	—
Share-based compensation expenses	—	—	20,287	—	—	—	20,287
Net income	—	—	—	—	—	274,457	274,457
Foreign currency translation adjustment	—	—	—	—	(46,331)	—	(46,331)
Unrealized gain on available-for-sale investments, net of tax effect of nil	—	—	—	—	22,544	—	22,544
Capital injection of non-controlling interests and new non-controlling interests recognized in an acquisition	—	—	5,163	—	—	—	5,163

Balance as of May 31, 2017	157,687,444	1,584	249,126	(7)	39,161	1,391,084	1,680,948

Reissuance of treasury stock for the exercises of employee share options	500	—	1	—	—	—	1
Reissuance of treasury stock for non-vested equity shares	631,966	—	(6)	6	—	—	—
Share-based compensation expenses	—	—	57,443	—	—	—	57,443
Dividend declared	—	—	—	—	—	(71,153)	(71,153)
Net income	—	—	—	—	—	296,130	296,130
Foreign currency translation adjustment	—	—	—	—	76,344	—	76,344
Unrealized gain on available-for-sale investments, net of tax effect of US$(1,170)	—	—	—	—	129,381	—	129,381
Capital injection of non-controlling interests	—	—	(113,784)	—	—	—	(113,784)
Repurchase shares from Non-controlling interests	—	—	(63,721)	—	—	—	(63,721)

Balance as of May 31, 2018	158,319,910	1,584	129,059	(1)	244,886	1,616,061	1,991,589

Condensed Financial Information of Parent Company - Statements of Cash Flows

Condensed Financial Information of Parent Company

Statements of Cash Flows

(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Cash flows from operating activities
Net income	224,884	274,457	296,130
Adjustments to reconcile net income to net cash provided by operating activities
Equity in earnings of its subsidiaries and the VIEs	(241,615)	(292,571)	(310,549)
Dividend received from subsidiaries	49,984	43,417	38,471
Realized gain from long-term investments	—	—	(4,785)
Share-based compensation expenses	16,810	20,287	57,443
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	5,135	5,404	(7,148)
Amounts due from related parties	—	—	(30,307)
Accrued expenses and other current liabilities	(3,673)	(2,341)	(2,653)
Amounts due to related parties	(1,446)	(40,207)	12,903

Net cash provided by operating activities	50,079	8,446	49,505

Cash flows from investing activities
Investments in term deposits	(10,000)	—	10,000
Payment for available-for-sale investments	(9,500)	(1,000)	(2,766)
Proceed from long-term investments	540	—	9,285
Loans to related parties	1,487	—	(1,487)
Investments in a subsidiary	—	(8,500)	(10)
Repayment from related parties	8,512	—	—

Net cash (used in)/provided by investing activities	(8,961)	(9,500)	15,022

Cash flows from financing activities
Proceeds from issuance of common shares upon exercise of share options	2,176	542	1
Loan from a related party	8,610	—	690
Cash paid for dividend	(62,668)	—	(71,153)

Net cash (used in)/provided by financing activities	(51,882)	542	(70,462)

Net decrease in cash and cash equivalents	(10,764)	(512)	(5,935)
Cash and cash equivalents, beginning of year	22,748	11,984	11,472

Cash and cash equivalents, end of year	11,984	11,472	5,537